RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recognition of Impairment Loss Administration Segment (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 7,033,696
Balance at end of the year	2,689,823
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	69,071
Balance at end of the year	R$ 69,071